SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this Report, the date the financial statements were available to be issued, noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosure.

On August 2, 2021, the Company sold its first set of 2,500 debit cards to a customer plus charged a one-time set up fee of $3,500, for a total cash consideration of $19,500 and recorded its first revenues since the commencement of its business plan.

From July 1, 2021 to August 4, 2021, the Company sold through a private placement, 58,000 shares of its common stock to 27 investors for a total cash consideration of $116,000.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through June 18, 2021, the date the financial statements were available to be issued, noting no items would impact the accounting for events or transactions in the current period or require additional disclosure.